Stock Awards 10K	6 Months Ended
Jun. 30, 2011
Compensation Related Costs, Share Based Payments
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 7.  Stock Awards

In 2003, WaferGen’s Board of Directors adopted the 2003 Incentive Stock Plan (the “2003 Plan”). The 2003 Plan authorized the Board of Directors to grant incentive stock options and non-statutory stock options to employees, directors, and consultants for up to 1,500,000 shares of common stock. Under the Plan, incentive stock options and nonqualified stock options could be granted. Incentive stock options were to be granted at a price that is no less than 100% of the fair value of the stock at the date of grant. Options vest over a period according to the Option Agreement, and are exercisable for a maximum period of ten years after date of grant. Options granted to stockholders who own more than 10% of the outstanding stock of WaferGen at the time of grant must be issued at an exercise price no less than 110% of the fair value of the stock on the date of grant. In November 2006, WaferGen increased the aggregate number of shares of Common Stock that may be issued under the 2003 Plan to a total authorized reserve of 2,500,000 shares, a 1,000,000 share increase. The 2003 Plan was frozen when the 2007 Plan was adopted, resulting in no further options available for grant.

In January, 2007, the Company’s Board of Directors and stockholders adopted the 2007 Stock Option Plan (the “2007 Plan”). The purpose of the 2007 Plan was to provide an incentive to retain the employment of directors, officer, consultants, advisors and employees of the Company, persons of training, experience and ability, to attract new directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage the sense of proprietorship, and to stimulate the active interest of such persons into the Company’s development and financial success. Under the 2007 Plan, the Company was authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options and restricted stock. The 2007 Plan was frozen when the 2008 Plan was adopted, resulting in no further options available for grant.

On June 5, 2008, the Company’s stockholders adopted the 2008 Stock Incentive Plan (the “2008 Plan”) following approval of the 2008 Plan by the Board of Directors. The 2008 Plan initially authorized the issuance of up to 2,000,000 shares of common stock pursuant to the terms of the 2008 Plan. On December 4, 2009, the Company’s stockholders approved an amendment to the 2008 Plan following approval of the 2008 Plan by the Board of Directors, adding an additional 1,500,000 shares, bringing the total to 3,500,000 shares of our common stock available for issuance under the 2008 Plan. On September 16, 2010, the Company’s stockholders approved a further amendment to the 2008 Plan following approval of the 2008 Plan by the Board of Directors, adding an additional 3,000,000 shares, bringing the total to 6,500,000 shares of our common stock available for issuance under the 2008 Plan. Notwithstanding the foregoing, no more than 3,250,000 shares of our common stock may be granted pursuant to awards of restricted stock and restricted stock units. The number of shares of our common stock available under the 2008 Plan will be subject to adjustment in the event of a stock split, stock dividend or other extraordinary dividend, or other similar change in our common stock or our capital structure. The purpose of the 2008 Plan is to provide an incentive to retain the employment of directors, officers, consultants, advisors and employees of the Company, to attract new personnel whose training, experience and ability are considered valuable, to encourage the sense of proprietorship, and to stimulate the active interest of such persons in the Company’s development and financial success. Under the 2008 Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options and restricted stock. Awards may vest over varying periods, as specified by the Company’s Board of Directors for each grant, and have a maximum term of seven years from the grant date. The 2008 Plan is administered by the Company’s Board of Directors.

The Company has issued both options and restricted stock under these Plans. Restricted stock grants afford the recipient the opportunity to receive shares of common stock, subject to certain terms, whereas options give them the right to purchase common stock at a set price. Both the Company’s options and restricted stock issued to employees generally have vesting restrictions that are eliminated over a four-year period, although vesting may be over a shorter period, or may occur on the grant date, depending on the terms of each individual award.

A summary of stock option and restricted stock transactions is as follows:

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Options	Grant-Date
	for Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2009	734,500	3,686,700	$1.4505	22,383	$1.0432
2008 Plan Amendment	1,500,000	—	$—	—	$—
Granted	(1,257,000)	1,127,000	$1.6207	130,000	$2.0154
Exercised	—	(38,819)	$1.0298	—	$—
Vested	—	—	$—	(144,175)	$1.9163
Forfeited	310,479	(393,135)	$1.5072	—	$—
Canceled	150,000	(232,344)	$2.7135	—	$—

Balance at December 31, 2009	1,437,979	4,149,402	$1.4246	8,208	$1.1055
2008 Plan Amendment	3,000,000	—	$—	—	$—
Granted	(2,569,033)	1,997,500	$1.7249	571,533	$1.6768
Exercised	—	(176,950)	$0.6912	—	$—
Vested	—	—	$—	(416,535)	$1.6809
Forfeited	228,042	(276,226)	$1.7863	(1,250)	$2.3900
Canceled	94,833	(149,833)	$2.0310	(34,456)	$1.5927

Balance at December 31, 2010	2,191,821	5,543,893	$1.5218	127,500	$1.6422

The weighted average fair value of options granted in the years ended December 31, 2010 and 2009, was $0.70 and $0.56, respectively. The fair value of options vested in the years ended December 31, 2010 and 2009, was $666,656 and $528,804, respectively.

The following table summarizes information concerning outstanding options as of December 31, 2010:

			Options Outstanding			Options Exercisable
				Weighted			Weighted
			Number	Average	Weighted	Number	Average	Weighted
Range of			Outstanding	Remaining	Average	Exercisable	Remaining	Average
Exercise			as of	Contractual	Exercise	as of	Contractual	Exercise
Prices			December 31, 2010	Life (in Years)	Price	December 31, 2010	Life (in Years)	Price

$0.0002	-	$0.0185	161,973	3.47	$0.0075	161,973	3.47	$0.0075
$0.1482	-	$0.4630	346,336	2.54	$0.3403	346,112	2.54	$0.3402
$0.6000	-	$1.0000	249,500	4.18	$0.9359	186,022	3.96	$0.9140
$1.1000	-	$1.6500	2,763,000	5.29	$1.4362	1,319,123	4.32	$1.4381
$1.7600	-	$2.3900	2,023,084	5.76	$2.0344	1,008,481	4.74	$2.1190

			5,543,893	5.19	$1.5218	3,021,711	4.19	$1.4307

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2010 was $603,743 and $571,721, respectively. Aggregate intrinsic value is the total pretax amount (i.e., the difference between the Company’s stock price and the exercise price) that would have been received by the option holders had all their in-the-money options been exercised.

The Company received $122,308 for the 176,950 options exercised during the year ended December 31, 2010, which had an intrinsic value of $189,881. The Company received $39,976 for the 38,819 options exercised during the year ended December 31, 2009, which had an intrinsic value of $39,855.

The amounts expensed for stock-based compensation totaled $1,296,734 and $838,952 for the years ended December 31, 2010 and 2009, respectively, and $3,825,217 for the period from inception to December 31, 2010. The sums expensed include $688,585 and $262,000 for restricted stock awards to consultants in the years ended December 31, 2010 and 2009, respectively.

At December 31, 2010, the total stock-based compensation cost not yet recognized, net of estimated forfeitures, was $1,362,915. This cost is expected to be recognized over an estimated weighted average amortization period of 3.01 years. No amounts related to stock-based compensation costs have been capitalized. The tax benefit and the resulting effect on cash flows from operations and financial activities, related to stock-based compensation costs were not recognized as the Company currently provides a full valuation allowance for all of its deferred taxes.